Mar. 21, 2025
ESG Diversified Growth Portfolio | ESG Diversified Growth Portfolio - Class D, Class I and Class P shares

ESG Diversified Portfolio and ESG Diversified Growth Portfolio (the “ESG Portfolios”) – The ESG Portfolios no longer invest in the ESG Underlying Fund managed by Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC). Accordingly, all references to and disclosures regarding Aristotle Investment Services, LLC, Aristotle Pacific Capital, LLC and the Aristotle Fund with respect to the ESG Portfolios are deleted.